[graphic]
===============================================================================
                                  Semiannual Report January 31, 2002

Oppenheimer
California Municipal Fund
                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS

      CONTENTS
 1    Letter to
      Shareholders

 3    An Interview
      with Your Fund's
      Managers

 8    Financial
      Statements

32    Officers and
      Trustees

Fund Objective

Oppenheimer California Municipal Fund seeks as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital.

Cumulative Total Returns*

               For the Six-Month Period
               Ended 01/31/02

               Without                  With
               Sales Chg.               Sales Chg.
--------------------------------------------------
Class A        2.13%                    -2.72%
--------------------------------------------------
Class B        1.73                     -3.25
--------------------------------------------------
Class C        1.74                      0.75

--------------------------------------------------

Average Annual Total Returns*

               For the 1-Year Period
               Ended 01/31/02

               Without                  With
               Sales Chg.               Sales Chg.
--------------------------------------------------
Class A        4.74%                    -0.23%
--------------------------------------------------
Class B        3.96                     -1.03
--------------------------------------------------
Class C        3.97                      2.79

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS

[photo of John V. Murphy]
John V. Murphy
President
Oppenheimer
California
Municipal Fund

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.
     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.
     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                  1 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

LETTER TO SHAREHOLDERS

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
     I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ John V. Murphy

John V. Murphy
February 22, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                  2 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Portfolio Management
Team
Jerry Webman
Merrell Hora

Q How did the Fund perform for the six months ended January 31, 2002?
A. We're pleased to report that Oppenheimer California Municipal Fund maintained its strong dividend during the first half of the Fund's fiscal year. It also delivered a positive total return that slightly underperformed the average for its peer group of California municipal debt funds.(1)

How would you characterize the California municipal market during this period?
Early in the period, the California market was relatively weak, at least when compared to 2000. With the economy losing momentum, individual incomes declined, reducing demand for tax-exempt investments among individual investors. At the same time, the state of California was contending with energy supply problems that threatened to interrupt manufacturing and services statewide. That in turn raised concerns about California's fiscal health: How would the cost of dealing with the energy crisis ultimately affect the state's budget? Not certain what to expect, investors shunned long-term California bonds, yields rose and prices slid.
     After September 11, California struggled along with the rest of the nation to shake off the effects of the terrorist attacks. That catastrophic event exacerbated the downshift in the economy, depressed sales tax receipts, and raised the specter of higher default rates in the municipal bond markets. Positive reinforcement came in the form of four short-term interest rate cuts by the Federal Reserve between September 17, 2001, and January 31, 2002. Since bond yields and bond prices move in opposite directions, the rate reductions triggered price appreciation at the short end of the yield curve. Long-term California bonds also rallied at one point, after investors realized how relatively inexpensive they had become.

1. The average of the total return of the 130 funds in the Lipper California Municipal Debt Funds Category for the six-month period ended 1/31/02 was 2.33%.

                  3 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Average Annual
Total Returns with
Sales Charge

For the Periods Ended
12/31/01(2)

Class A
1-Year    5-Year   10-Year
-----------------------------
-1.28%    3.85%    5.45%

Class B            Since
1-Year    5-Year   Inception
-----------------------------
-1.97%    3.76%    4.69%

Class C            Since
1-Year    5-Year   Inception
-----------------------------
 1.88%    4.06%    4.40%

-----------------------------

Standardized Yields(3)

For the 30 Days Ended 1/31/02
-----------------------------
Class A            4.36%
-----------------------------
Class B            3.82
-----------------------------
Class C            3.81

With rates declining, how did you maintain the dividend level?
The drop in interest rates occurred primarily at the short-end of the yield curve, among bonds with maturities of seven years or less. Our long-term strategy stresses longer term securities, especially those with original maturities of 15 to 20 years, which provide the best overall ratio of yield and risk. Because of this focus on intermediate securities, the portfolio was not as exposed to falling yields as it could have been.
     In addition, we use our credit analysis models to select a wide variety of bonds that are nominally noninvestment grade (because the issuers do not seek a rating from a recognized rating agency) but are nonetheless high quality investments. For instance, the Fund owns an assortment of land development bonds. While these are speculative issues, land is always a precious commodity in California, and these bonds have held their value over the past year while providing above-average yields.
     Finally, the dividend got a boost from a significant number of prerefunded bonds (23% of net assets) in the portfolio. Purchased six to seven years ago, these bonds have coupons that reflect the higher interest rate environment of years past. Since then, the bonds' issuers have floated secondary issues whose proceeds will be used to pay the principal on the original bonds when they mature. Once backed by such a strong guarantee that principal will be repaid at maturity, the bonds become less volatile when prevailing interest rates change. So, in addition to contributing to the dividend, the Fund's prerefunded holdings also helped to limit its overall price volatility.

2. See Notes on page 6 for further details.
3. Standardized yield is based on net investment income for the 30-day period ended January 31, 2002. Falling share prices will tend to artificially raise yields.

                  4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

[pie chart]

Credit Allocation(4)
o AAA       54.2%
o AA         6.2
o A          9.1
o BBB       13.2
o BB        15.9
o B          1.2
o CCC        0.2

[end pie chart]

What changes did you make to the Fund during this turbulent period?
We made only minor alterations, primarily because of the market turmoil. Our process includes regular review of the creditworthiness of every position in the portfolio. Fortunately, the exposures to problem areas like airline- and energy-related issues were quite small. In the end, we concluded that the Fund was sufficiently diversified to withstand the near-term turbulence without sacrificing the high dividends that are our primary goal.

As the period came to an end, was the picture any clearer?
The California market seemed to reach an equilibrium in January 2002. We suspect that investors are waiting--to see how the fiscal repercussions of the previous energy shortage resolves, to learn how that solution will impact the state's budget deficit, and to find out whether the economic downturn has bottomed out. Based on this outlook, we will continue to stress broad diversification, relative credit value and finding the best position on the yield curve. This multifactor approach to seeking tax-exempt income is what makes Oppenheimer California Municipal Fund part of The Right Way to Invest.

Top Five Industries(5)
------------------------------------------------
Special Tax                               14.3%
------------------------------------------------
Special Assessment                        13.8
------------------------------------------------
Electric Utilities                        10.3
------------------------------------------------
General Obligation                        10.0
------------------------------------------------
Highways/Railways                          9.8

4. Portfolio data is subject to change. Percentages are as of January 31, 2002, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 22.58% of total investments) but to which the ratings given above have been assigned by the Fund's investment advisor for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
5. Portfolio is subject to change. Percentages are as of January 31, 2002, and are based on total market value of investments.

                  5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the Prospectus carefully before you invest or send money.

Class A shares were first publicly offered on 11/3/88. Unless otherwise noted, the average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, the average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, the average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                  6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                                   Financials

                  7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2002 / Unaudited

                                                           Ratings:
                                                           Moody's/         Principal       Market Value
                                                          S&P/Fitch            Amount         See Note 1
=========================================================================================================
Municipal Bonds and Notes--99.1%
---------------------------------------------------------------------------------------------------------
California--92.0%
ABC CA USD GOUN, FGIC Insured,
Zero Coupon, 5.61%, 8/1/25(1)                           Aaa/AAA/AAA       $ 3,050,000        $   837,743
---------------------------------------------------------------------------------------------------------
Anaheim, CA PFAU TXAL RB, MBIA Insured,
Inverse Floater, 11.47%, 12/28/18(2)                        Aaa/AAA         4,000,000          5,070,000
---------------------------------------------------------------------------------------------------------
Benicia, CA USD GOUN, Series B, MBIA Insured,
Zero Coupon, 5.90%, 8/1/23(1)                           Aaa/AAA/AAA         6,500,000          2,002,065
---------------------------------------------------------------------------------------------------------
Benicia, CA USD GOUN, Series B, MBIA Insured,
Zero Coupon, 5.92%, 8/1/25(1)                           Aaa/AAA/AAA         3,600,000            989,712
---------------------------------------------------------------------------------------------------------
Berkeley, CA HF RRB, Alta Bates Medical Center,
Prerefunded, Series A, 6.50%, 12/1/11                         A2/A+         5,020,000          5,288,972
---------------------------------------------------------------------------------------------------------
CA CDAU MH RB, Village Riviera Hills,
Series E, 5.45%, 2/1/25                                      NR/AAA           985,000          1,000,130
---------------------------------------------------------------------------------------------------------
CA Educational FA RB, Stanford University,
Series P, 5.25%, 12/1/13                                    Aaa/AAA         2,215,000          2,435,437
---------------------------------------------------------------------------------------------------------
CA Educational FA RB, Stanford University,
Series Q, 5.25%, 12/1/32                                    Aaa/AAA         3,500,000          3,560,375
---------------------------------------------------------------------------------------------------------
CA Educational FA RRB, Los Angeles
College Chiropractic, 5.60%, 11/1/17                         Ba1/NR         1,000,000            964,930
---------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency Toll Road RB,
Sr. Lien, Escrowed to Maturity, Series A,
Zero Coupon, 6.12%, 1/1/23(1)                           Aaa/AAA/BBB        10,000,000          3,297,500
---------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RB, Sr. Lien, Escrowed to Maturity,
Series A, Zero Coupon, 5.99%, 1/1/28(1)                 Aaa/AAA/BBB        12,060,000          3,012,106
---------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RRB, 5.75%, 1/15/40                         Baa3/BBB-/BBB         1,000,000          1,013,960
---------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RRB, Sr. Lien, Prerefunded,
Series A, 6.50%, 1/1/32                                 Aaa/AAA/BBB         6,000,000          6,907,260
---------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RRB, Zero Coupon, 5.98%, 1/15/21(1)         Baa3/BBB-/BBB        12,500,000          3,909,375
---------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RRB, Zero Coupon, 6%, 1/15/22(1)            Baa3/BBB-/BBB        13,000,000          3,803,280
---------------------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RRB, Zero Coupon, 6.40%, 1/15/30(1)         Baa3/BBB-/BBB        16,650,000          2,935,894
---------------------------------------------------------------------------------------------------------
CA GOLB, AMBAC Insured, 5.50%, 4/1/13                   Aaa/AAA/AAA         2,000,000          2,217,500
---------------------------------------------------------------------------------------------------------
CA GOUN, 5.75%, 3/1/30                                     A1/A+/AA         4,150,000          4,371,402
---------------------------------------------------------------------------------------------------------
CA HFA RB, 11.797%, 2/1/25(3,4)                               NR/NR         6,280,000          6,636,767
---------------------------------------------------------------------------------------------------------
CA HFA RB, Series E-1, 6.45%, 2/1/12                        Aa2/AA-           750,000            772,537
---------------------------------------------------------------------------------------------------------
CA HFA SFM Purchase RB,
Series A-2, 6.45%, 8/1/25                                   Aaa/AAA         1,685,000          1,779,478
---------------------------------------------------------------------------------------------------------
CA HFA SFM RB, Series 83,
Inverse Floater, 11.27%, 8/1/25(2)                           NR/AAA         2,610,000          2,746,921

                  8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                           Ratings:
                                                           Moody's/         Principal       Market Value
                                                          S&P/Fitch            Amount         See Note 1
=========================================================================================================
California Continued
CA Infrastructure & ED Bank RB,
American Center for Wine,
Food & Arts, 5.55%, 12/1/12                                  NR/A/A       $ 1,710,000        $ 1,790,780
---------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RB,
Kaiser Hospital Assistance I LLC,
Series A, 5.55%, 8/31/31                                       NR/A         3,000,000          3,030,750
---------------------------------------------------------------------------------------------------------
CA PCFAU RB, Pacific Gas & Electric Co. Project,
Series B, 6.35%, 6/1/09                                      B3/CCC         3,000,000          2,949,450
---------------------------------------------------------------------------------------------------------
CA PCFAU SWD RRB, North Cnty. Recycling Center,
Escrowed to Maturity, Series A, 6.75%, 7/1/11                Aaa/NR           500,000            583,430
---------------------------------------------------------------------------------------------------------
CA PWBL RB, State Prison Department of
Corrections, Series E, FSA Insured, 5.50%, 6/1/15       Aaa/AAA/AAA         5,000,000          5,531,350
---------------------------------------------------------------------------------------------------------
CA PWBL RRB, Various University of CA Projects,
Series A, 5.50%, 6/1/14                                  Aa2/AA-/A+         1,500,000          1,654,920
---------------------------------------------------------------------------------------------------------
CA Rural Home Mtg. FAU SFM RB, Mtg.-Backed
Securities Program, Series B, 7.75%, 9/1/26                  NR/AAA           545,000            580,905
---------------------------------------------------------------------------------------------------------
CA Rural Home Mtg. FAU SFM RB, Mtg.-Backed
Securities Program, Series D, Cl.5, 6.70%, 5/1/29            NR/AAA         1,890,000          2,066,715
---------------------------------------------------------------------------------------------------------
CA SCDAU COP, 7.25%, 11/1/29                                  NR/NR         7,000,000          7,170,730
---------------------------------------------------------------------------------------------------------
CA SCDAU COP, Winward Schools, 6.90%, 9/1/23                  NR/NR         2,000,000          2,080,180
---------------------------------------------------------------------------------------------------------
CA SCDAU RB, Turning Point Project, 6.50%, 11/1/31            NR/NR         4,000,000          4,039,400
---------------------------------------------------------------------------------------------------------
CA SCDAU Revenue REF COP, Cedars-Sinai Medical
Center, Inverse Floater, 8.89%, 11/1/15(2)                    A1/NR         7,800,000          8,053,500
---------------------------------------------------------------------------------------------------------
CA SCDAU SPF RB, United Airlines--Los Angeles
International Airport, 6.25%, 10/1/35(5)                    Caa1/NR         1,400,000            843,780
---------------------------------------------------------------------------------------------------------
CA SCDAU Water & Wastewater RB,
Pooled Financing Program, Series C,
FSA Insured, 5.375%, 10/1/30                            Aaa/AAA/AAA         1,500,000          1,537,395
---------------------------------------------------------------------------------------------------------
Calexico, CA Community RA TXAL Bonds,
Merged Central Business District Redevelopemnt
Project, AMBAC Insured, 5.50%, 8/1/30                   Aaa/AAA/AAA         1,195,000          1,239,729
---------------------------------------------------------------------------------------------------------
Campbell, CA RA TXAL RB, Central Campbell
Redevelopment Project, Series B, 6.60%, 10/1/32           Baa3/BBB-         2,355,000          2,492,132
---------------------------------------------------------------------------------------------------------
Capistrano, CA USD CFD No.92-1 SPTX Bonds,
Prerefunded, 7.10%, 9/1/21                                    NR/NR         3,250,000          3,871,107
---------------------------------------------------------------------------------------------------------
Capistrano, CA USD CFD No.98-2 SPTX Bonds,
Ladera Project, 5.70%, 9/1/20                                 NR/NR         5,000,000          4,945,000
---------------------------------------------------------------------------------------------------------
Cerritos, CA PFAU RB, Los Coyotes
Redevelopment Project, 6.50%, 11/1/23                   Aaa/AAA/AAA         3,000,000          3,671,940
---------------------------------------------------------------------------------------------------------
Chino Basin, CA Regional FAU RB,
Inland Empire Utility Agency Sewer Project,
MBIA Insured, 5.75%, 11/1/19                            Aaa/AAA/AAA         1,000,000          1,076,400
---------------------------------------------------------------------------------------------------------
Chino Basin, CA Regional FAU RB,
Inland Empire Utility Agency Sewer Project,
MBIA Insured, 5.75%, 11/1/22                            Aaa/AAA/AAA           500,000            534,420
---------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, Series D, FGIC Insured,
Zero Coupon, 5.60%, 8/1/10(1)                               Aaa/AAA         2,000,000          1,413,520

                  9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Ratings:
                                                           Moody's/         Principal       Market Value
                                                          S&P/Fitch            Amount         See Note 1
=========================================================================================================
California Continued
Colton, CA PFAU TXAL RRB, Redevelopment
Projects, Series B, 5.875%, 8/1/27                            NR/NR       $ 3,335,000        $ 3,353,809
---------------------------------------------------------------------------------------------------------
Commerce, CA Community Development
Commission TXAL REF Bonds, Redevelopment
Project No. 1, Sub. Lien, Series B, 5.75%, 8/1/10             NR/NR           815,000            857,779
---------------------------------------------------------------------------------------------------------
Commerce, CA Community Development
Commission TXAL REF Bonds, Redevelopment
Project No. 1, Sub. Lien, Series B, 6%, 8/1/21                NR/NR         2,800,000          2,819,292
---------------------------------------------------------------------------------------------------------
Commerce, CA Joint Powers FAU Lease RB,
Community Center, Series A, 6.25%, 10/1/22                  Baa2/NR         1,410,000          1,460,675
---------------------------------------------------------------------------------------------------------
Compton, CA REF COP, Civic Center & Capital
Improvements, Series A, 5.50%, 9/1/15                       NR/BBB+         3,000,000          3,077,400
---------------------------------------------------------------------------------------------------------
Contra Costa Cnty., CA CFD No. 91-1 SPTX
REF Bonds, 5.58%, 8/1/16                                      NR/NR         3,075,000          3,065,314
---------------------------------------------------------------------------------------------------------
Corona, CA SFM RB, Sub. Lien, Series B, 6.30%, 11/1/28        A2/NR           800,000            816,624
---------------------------------------------------------------------------------------------------------
Davis, CA PFFAU Local Agency RRB, Mace Ranch Area,
Series A, 6.60%, 9/1/25                                       NR/NR         3,345,000          3,496,462
---------------------------------------------------------------------------------------------------------
Duarte, CA COP, City of Hope National Medical
Center, 6.25%, 4/1/23                                      Baa2/AAA         4,500,000          4,828,860
---------------------------------------------------------------------------------------------------------
East Palo Alto, CA RA TXAL RB, 6.625%, 10/1/29                NR/NR         3,280,000          3,476,997
---------------------------------------------------------------------------------------------------------
Encinitas, CA CFD No. 1 SPTX Bonds,
Series A, 5.875%, 9/1/20                                      NR/NR         3,500,000          3,499,790
---------------------------------------------------------------------------------------------------------
Escondido, CA Union High SDI GOB, Escrowed to
Maturity, MBIA Insured, Zero Coupon, 5.97%, 11/1/19(1)      Aaa/AAA         7,500,000          2,997,075
---------------------------------------------------------------------------------------------------------
Escondido, CA Union High SDI GOB, MBIA Insured,
Zero Coupon, 6.20%, 11/1/18(1)                              Aaa/AAA         6,000,000          2,553,840
---------------------------------------------------------------------------------------------------------
Folsom, CA CFD No. 10 SPTX Bonds, 6.875%, 9/1/19              NR/NR         8,500,000          9,062,360
---------------------------------------------------------------------------------------------------------
Fontana, CA RA TXAL GORB, Jurupa Hills
Redevelopment Project, Prerefunded,
Series A, 7.10%, 10/1/23                                    NR/BBB+         1,960,000          2,070,544
---------------------------------------------------------------------------------------------------------
Fontana, CA RA TXAL REF Bonds, Jurupa Hills
Redevelopment Project, Series A, 5.50%, 10/1/27             NR/BBB+         3,400,000          3,366,510
---------------------------------------------------------------------------------------------------------
Fresno, CA HAU MH RB, Central Valley Coalition
Projects, Series A, 5.50%, 7/1/30                       Aaa/AAA/AAA         1,500,000          1,560,855
---------------------------------------------------------------------------------------------------------
Fresno, CA USD GOUN, Series A,
MBIA Insured, 6.40%, 8/1/16                             Aaa/AAA/AAA         1,000,000          1,186,360
---------------------------------------------------------------------------------------------------------
Glendale, CA EU RB, MBIA Insured, 5.90%, 2/1/25         Aaa/AAA/AAA         7,455,000          8,082,189
---------------------------------------------------------------------------------------------------------
Golden West Schools FAU RRB, Series A,
MBIA Insured, Zero Coupon, 6.14%, 2/1/20(1)             Aaa/AAA/AAA         2,480,000            942,946
---------------------------------------------------------------------------------------------------------
Golden West Schools FAU RRB, Series A,
MBIA Insured, Zero Coupon, 6.14%, 8/1/20(1)             Aaa/AAA/AAA         2,000,000            740,300
---------------------------------------------------------------------------------------------------------
Huntington Park, CA PFAU Lease RRB,
Wastewater System Project, Series A, 6.20%, 10/1/25           NR/NR         3,000,000          3,090,510
---------------------------------------------------------------------------------------------------------
Industry, CA Improvement Bond Act 1915
Assessment District No. 91-1 SPAST Bonds,
Prerefunded, 7.65% 9/2/21                                     NR/NR         1,750,000          1,811,600

                  10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                           Ratings:
                                                           Moody's/         Principal       Market Value
                                                          S&P/Fitch            Amount         See Note 1
========================================================================================================
California Continued
Irvine, CA Improvement Bond Act 1915 Assessment
District No. 00-18 SPAST Bonds, 5.75%, 9/2/22                 NR/NR       $ 1,250,000        $ 1,235,812
---------------------------------------------------------------------------------------------------------
Irvine, CA Improvement Bond Act 1915 Assessment
District No. 00-18 SPAST Bonds, 5.85%, 9/2/26                 NR/NR         1,250,000          1,230,237
---------------------------------------------------------------------------------------------------------
Irvine, CA Improvement Bond Act 1915 Assessment
District No. 97-17 GOLB, 5.80%, 9/2/18                        NR/NR         1,000,000            997,090
---------------------------------------------------------------------------------------------------------
Irvine, CA Improvement Bond Act 1915 Assessment
District No. 97-17 GOLB, 5.90%, 9/2/23                        NR/NR         1,000,000            996,190
---------------------------------------------------------------------------------------------------------
Lake Elsinore, CA School FAU RRB,
Horsethief Canyon, 5.35%, 9/1/10                            Baa2/NR         2,000,000          2,095,740
---------------------------------------------------------------------------------------------------------
Lake Elsinore, CA School FAU SPTX RRB,
Horsethief Canyon, 5.625%, 9/1/16                           Baa2/NR         8,010,000          8,293,394
---------------------------------------------------------------------------------------------------------
Las Virgenes, CA USD GOUN, Election of 1997,
Series C, FGIC Insured,
Zero Coupon, 5.42%, 11/1/21(1)                          Aaa/AAA/AAA         1,255,000            430,214
---------------------------------------------------------------------------------------------------------
Las Virgenes, CA USD GOUN, Series A,
MBIA Insured, Zero Coupon, 4.95%, 11/1/12(1)            Aaa/AAA/AAA         2,095,000          1,284,193
---------------------------------------------------------------------------------------------------------
Lincoln, CA Improvement Bond Act 1915
PFAU RB, 6.20%, 9/2/25                                        NR/NR         3,000,000          3,037,170
---------------------------------------------------------------------------------------------------------
Long Beach, CA Harbor RRB, Series A,
FGIC Insured, 6%, 5/15/10                               Aaa/AAA/AAA           500,000            558,890
---------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA COP, Disney Parking Project,
AMBAC Insured, Zero Coupon, 5.94%, 3/1/12(1)            Aaa/AAA/AAA           750,000            474,367
---------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA COP, Disney Parking Project,
AMBAC Insured, Zero Coupon, 6.13%, 9/1/14(1)            Aaa/AAA/AAA         6,860,000          3,719,149
---------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA COP, Disney Parking Project,
AMBAC Insured, Zero Coupon, 6.30%, 9/1/16(1)            Aaa/AAA/AAA         1,495,000            712,696
---------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA COP, Disney Parking Project,
Zero Coupon, 6.92%, 9/1/10(1)                                A2/A/A         5,960,000          4,062,694
---------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA COP, Disney Parking Project,
Zero Coupon, 6.95%, 9/1/11(1)                                A2/A/A         5,240,000          3,365,076
---------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA COP, Disney Parking Project,
Zero Coupon, 7.03%, 9/1/13(1)                                A2/A/A         4,500,000          2,535,345
---------------------------------------------------------------------------------------------------------
Los Angeles, CA Harbor Department RB,
Series B, 5.375%, 11/1/23                                 Aa3/AA/AA         5,000,000          5,041,750
---------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOUN,
FGIC Insured, 10.02%, 7/1/15(3,4)                            NR/AAA         2,500,000          2,935,900
---------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOUN,
FGIC Insured, 10.02%, 7/1/16(3,4)                            NR/AAA         2,500,000          2,935,900
---------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOUN,
FGIC Insured, 10.02%, 7/1/17(3,4)                            NR/AAA         1,500,000          1,761,540
---------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOUN,
Series A, FGIC Insured, 6%, 7/1/15                      Aaa/AAA/AAA         1,000,000          1,156,930
---------------------------------------------------------------------------------------------------------
Los Angeles, CA Water & Power RRB, Power
System, Series A-A-1, FSA Insured, 5.25%, 7/1/19        Aaa/AAA/AAA         5,350,000          5,512,051

                  11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Ratings:
                                                           Moody's/         Principal       Market Value
                                                          S&P/Fitch            Amount         See Note 1
=========================================================================================================
California Continued
Modesto, CA Irrigation District FAU RRB,
Series A, MBIA Insured, 6%, 10/1/15                         Aaa/AAA       $ 5,000,000        $ 5,530,650
---------------------------------------------------------------------------------------------------------
Mountain View Los Altos, CA Union High
SDI GOUN, Series B, 6.50%, 5/1/17                           Aa2/AA+         2,000,000          2,332,560
---------------------------------------------------------------------------------------------------------
Norco, CA CDD No.97-1 SPTX Bonds, 7.10%, 10/1/30              NR/NR         1,320,000          1,405,721
---------------------------------------------------------------------------------------------------------
Northern CA Tobacco Securitization Authority RB,
Asset-Backed, Series A, 5.375%, 6/1/41                      A1/A/A+         2,500,000          2,439,875
---------------------------------------------------------------------------------------------------------
Oakland, CA RA TXAL REF Bonds,
MBIA Insured, 5.95%, 9/1/19(4)                              Aaa/AAA         8,600,000          8,910,976
---------------------------------------------------------------------------------------------------------
Orange Cnty., CA CFD No. 1 SPTX Bonds,
Ladera Ranch, Series A, 6.25%, 8/15/30                        NR/NR         2,000,000          2,038,000
---------------------------------------------------------------------------------------------------------
Orange Cnty., CA CFD No. 88-1 SPTX Bonds,
Aliso Viejo, Prerefunded, Series A, 7.10%, 8/15/05           NR/AAA         1,440,000          1,511,928
---------------------------------------------------------------------------------------------------------
Orange Cnty., CA CFD No.88-1 SPTX Bonds,
Aliso Viejo, Prerefunded, Series A, 7.35%, 8/15/18           NR/AAA         7,000,000          7,359,030
---------------------------------------------------------------------------------------------------------
Orange Cnty., CA CFD No.99-1 SPTX Bonds,
Series A, 6.70%, 8/15/29                                      NR/NR         2,250,000          2,395,507
---------------------------------------------------------------------------------------------------------
Oxnard, CA USD GOUN, Series E,
FGIC Insured, 5.90%, 8/1/26                             Aaa/AAA/AAA         2,540,000          2,685,085
---------------------------------------------------------------------------------------------------------
Oxnard, CA USD GOUN, Series E,
FGIC Insured, 5.90%, 8/1/30                             Aaa/AAA/AAA         2,180,000          2,272,367
---------------------------------------------------------------------------------------------------------
Pittsburg, CA RA TXAL Bonds, Los Medanos
Community Development Project, AMBAC
Insured, 5.75%, 8/1/16                                  Aaa/AAA/AAA           720,000            790,214
---------------------------------------------------------------------------------------------------------
Pittsburg, CA RA TXAL Bonds, Los Medanos
Community Development Project, AMBAC
Insured, 5.80%, 8/1/17                                  Aaa/AAA/AAA         1,525,000          1,671,354
---------------------------------------------------------------------------------------------------------
Pittsburg, CA RA TXAL Bonds, Los Medanos
Community Development Project, AMBAC
Insured, 5.85%, 8/1/18                                  Aaa/AAA/AAA         1,615,000          1,767,504
---------------------------------------------------------------------------------------------------------
Pittsburg, CA RA TXAL Bonds, Los Medanos
Community Development Project, AMBAC
Insured, Zero Coupon, 6.10%, 8/1/20(1)                  Aaa/AAA/AAA         5,150,000          1,906,273
---------------------------------------------------------------------------------------------------------
Pittsburg, CA RA TXAL Bonds, Los Medanos
Community Development Project, AMBAC
Insured, Zero Coupon, 5.92%, 8/1/28(1)                  Aaa/AAA/AAA         5,000,000          1,155,500
---------------------------------------------------------------------------------------------------------
Pittsburg, CA RA TXAL REF Bonds,
Los Medanos Community Development Project,
Sub. Lien, 6.20%, 8/1/19                                     NR/BBB         3,500,000          3,645,215
---------------------------------------------------------------------------------------------------------
Pomona, CA SFM RRB, Escrowed to Maturity,
Series A, 7.60%, 5/1/23                                     Aaa/AAA         7,000,000          8,890,140
---------------------------------------------------------------------------------------------------------
Pomona, CA SFM RRB, Escrowed to Maturity,
Series B, 7.50%, 8/1/23                                     Aaa/AAA           500,000            632,680
---------------------------------------------------------------------------------------------------------
Pomona, CA USD GORB, Series A,
MBIA Insured, 6.15%, 8/1/15                                 Aaa/AAA         2,500,000          2,884,000

                  12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                           Ratings:
                                                           Moody's/         Principal       Market Value
                                                          S&P/Fitch            Amount         See Note 1
=========================================================================================================
California Continued
Pomona, CA USD REF GOUN, Series A,
MBIA Insured, 6.45%, 8/1/22                             Aaa/AAA/AAA       $ 1,000,000        $ 1,213,010
---------------------------------------------------------------------------------------------------------
Port Oakland, CA POAU RB, Series G,
MBIA Insured, 5.375%, 11/1/25                           Aaa/AAA/AAA        10,650,000         10,824,447
---------------------------------------------------------------------------------------------------------
Port Oakland, CA RB,
Series 666A, 9.797%, 11/1/15(3,4)                             NR/NR         2,500,000          2,864,050
---------------------------------------------------------------------------------------------------------
Port Oakland, CA RB,
Series 666B, 10.047%, 11/1/16(3,4)                            NR/NR         2,500,000          2,870,650
---------------------------------------------------------------------------------------------------------
Rancho Cucamonga, CA RA TXAL Bonds,
Rancho Redevelopment Project,
MBIA Insured, 5%, 9/1/23                                Aaa/AAA/AAA         1,000,000            995,380
---------------------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
FGIC Insured, Inverse Floater, 9.87%, 6/1/19(2)         Aaa/AAA/AAA         5,150,000          5,562,000
---------------------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
MBIA Insured, Inverse Floater, 11.13%, 7/8/22(2)            Aaa/AAA         3,000,000          3,847,500
---------------------------------------------------------------------------------------------------------
Richmond, CA Improvement Bond Act 1915
Reassessment District No.855 SPAST REF
Bonds, 6.60%, 9/2/19                                          NR/NR         1,200,000          1,236,768
---------------------------------------------------------------------------------------------------------
Richmond, CA Wastewater RB,
FGIC Insured, 5.80%, 8/1/16                             Aaa/AAA/AAA           765,000            843,053
---------------------------------------------------------------------------------------------------------
Richmond, CA Wastewater RB,
FGIC Insured, 5.80%, 8/1/18                             Aaa/AAA/AAA         3,315,000          3,613,184
---------------------------------------------------------------------------------------------------------
Riverside Cnty., CA PFAU REF COP, 5.75%, 5/15/19            NR/BBB-         2,100,000          2,083,893
---------------------------------------------------------------------------------------------------------
Riverside Cnty., CA REF COP, Air Force Village
West, Inc., Prerefunded, Series A, 8.125%, 6/15/12            NR/NR         3,000,000          3,131,190
---------------------------------------------------------------------------------------------------------
Riverside Cnty., CA REF COP, Air Force Village
West, Inc., Series A, 8.125%, 6/15/20                         NR/NR         3,000,000          3,132,840
---------------------------------------------------------------------------------------------------------
Riverside Cnty., CA SFM RB, Escrowed to Maturity,
Series A, 7.80%, 5/1/21                                     Aaa/AAA         5,285,000          6,893,226
---------------------------------------------------------------------------------------------------------
Rocklin, CA USD CFD No. 1 SPTX Bonds,
AMBAC Insured, Zero Coupon, 5.44%, 9/1/21(1)             Aaa/NR/AAA         2,890,000          1,001,587
---------------------------------------------------------------------------------------------------------
Roseville, CA SPTX RB, Woodcreek West
Community Facility No. 1 Project, 5.875%, 9/1/08              NR/NR         1,235,000          1,309,483
---------------------------------------------------------------------------------------------------------
Roseville, CA SPTX RB, Woodcreek West
Community Facility No. 1 Project, 6.50%, 9/1/15               NR/NR         1,500,000          1,597,260
---------------------------------------------------------------------------------------------------------
Roseville, CA SPTX RB, Woodcreek West
Community Facility No. 1 Project, 6.70%, 9/1/25               NR/NR         1,750,000          1,856,908
---------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA Sanitation District FAU RRB,
Series A, 6%, 12/1/15                                     Aa3/AA/AA         1,000,000          1,128,680
---------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA SFM RB,
Escrowed to Maturity, 8%, 7/1/16(6)                         Aaa/AAA        12,810,000         16,708,211
---------------------------------------------------------------------------------------------------------
Sacramento, CA Cogeneration Authority RB,
Procter & Gamble Project, 6.50%, 7/1/14                      NR/AAA         5,000,000          5,736,550
---------------------------------------------------------------------------------------------------------
Sacramento, CA MUD Electric RRB,
FGIC Insured, Inverse Floater, 10.95%, 8/15/18(2,5)     Aaa/AAA/AAA         7,000,000          7,490,000
---------------------------------------------------------------------------------------------------------
Sacramento, CA PAU Cogeneration Project RB,
MBIA-IBC Insured, 6%, 7/1/22                            Aaa/AAA/AAA         6,800,000          7,446,476

                  13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Ratings:
                                                           Moody's/         Principal       Market Value
                                                          S&P/Fitch            Amount         See Note 1
=========================================================================================================
California Continued
Sacramento, CA USD GOUN,
Series A, 5.875%, 7/1/21                                  Aa3/NR/AA       $ 1,500,000        $ 1,743,900
---------------------------------------------------------------------------------------------------------
Sacramento, CA USD GOUN,
Series A, 5.875%, 7/1/23                                  Aa3/NR/AA         1,000,000          1,162,600
---------------------------------------------------------------------------------------------------------
Salinas Valley, CA Solid Waste Authority RB,
5.80%, 8/1/27                                              Baa3/BBB         1,665,000          1,665,033
---------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA COP, Medical Center
Financing Project, MBIA Insured, 5.50%, 8/1/17              Aaa/AAA         5,250,000          5,735,993
---------------------------------------------------------------------------------------------------------
San Diego Cnty., CA Water Authority Revenue COP,
Prerefunded, Series 91-B, MBIA Insured,
Inverse Floater, 10.87%, 4/8/21(2)                          Aaa/AAA         4,000,000          5,240,000
---------------------------------------------------------------------------------------------------------
San Francisco, CA Bay Area Rapid Transit District
Sales Tax RRB, AMBAC Insured, 6.75%, 7/1/11             Aaa/AAA/AAA         1,000,000          1,213,530
---------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International
Airport Commission RB, Second Series Issue 13-B,
MBIA Insured, 8%, 5/1/07                                    Aaa/AAA         1,140,000          1,330,414
---------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International Airport
Commission RB, Second Series Issue 14-A,
MBIA Insured, 8%, 5/1/07                                    Aaa/AAA         1,290,000          1,505,469
---------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. RA Lease RB,
George R. Moscone Project,
Zero Coupon, 5.36%, 7/1/10(1)                             A1/AA-/A+         4,500,000          3,121,065
---------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. RA RB, CFD No. 6,
Mission Bay South, Series A, 6.125%, 8/1/31                   NR/NR         1,500,000          1,513,320
---------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. RA RB, CFD No. 6,
Mission Bay South, Series B, 6.125%, 8/1/31                   NR/NR         1,500,000          1,513,320
---------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. Redevelopment
FAU TXAL REF Bonds, Redevelopment Projects,
Series C, Zero Coupon, 5.89%, 8/1/12(1)                 Aaa/AAA/AAA         1,750,000          1,085,000
---------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. Redevelopment
FAU TXAL REF Bonds, Redevelopment Projects,
Series C, Zero Coupon, 5.99%, 8/1/13(1)                 Aaa/AAA/AAA           750,000            435,893
---------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. Redevelopment
FAU TXAL REF Bonds, Redevelopment Projects,
Series C, Zero Coupon, 5.81%, 8/1/14(1)                 Aaa/AAA/AAA         1,425,000            774,744
---------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor
Agency Toll Road RB, Sr.Lien, 5%, 1/1/33                 Baa3/NR/BB         8,000,000          7,227,520
---------------------------------------------------------------------------------------------------------
San Joaquin Hills,CA Transportation Corridor
Agency Toll Road RB, Sr.Lien, Escrowed to
Maturity, Zero Coupon, 5.94%, 1/1/23(1)                 Aaa/AAA/AAA        21,250,000          7,007,188
---------------------------------------------------------------------------------------------------------
San Joaquin Hills,CA Transportation
Corridor Agency Toll Road RB,
Sr.Lien, Prerefunded, 6.75%, 1/1/32                     Aaa/AAA/AAA        10,500,000         11,204,445
---------------------------------------------------------------------------------------------------------
Santa Ana,CA FAU RRB,Inner-City Commuter,
Series C, 5.60%, 9/1/19                                      NR/BBB         3,060,000          3,065,814
---------------------------------------------------------------------------------------------------------
Santa Ana,CA FAU RRB, Mainplace Project,
Series D, 5.50%, 9/1/15                                       NR/NR         1,000,000            994,750

                  14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND


                                                           Ratings:
                                                           Moody's/       Principal         Market Value
                                                          S&P/Fitch          Amount           See Note 1
=========================================================================================================
California Continued
Santa Ana, CA FAU RRB, Mainplace Project,
Series D, 5.60%, 9/1/19                                       NR/NR       $ 1,000,000      $   1,003,170
---------------------------------------------------------------------------------------------------------
Santa Ana,CA USD GOUN,
FGIC Insured, 5.70%, 8/1/22                             Aaa/AAA/AAA         2,560,000          2,731,520
---------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA Mountain View SDI GOUN,
Series B, FSA Insured, 6.125%, 7/1/25                   Aaa/AAA/AAA         1,065,000          1,182,533
---------------------------------------------------------------------------------------------------------
Santa Cruz, CA City High SDI GOUN,
Series B, FGIC Insured, 6%, 8/1/29                      Aaa/AAA/AAA         1,000,000          1,096,490
---------------------------------------------------------------------------------------------------------
Santaluz, CA CFD No. 2 SPTX Bonds,
Improvement Area No. 1, 6.375%, 9/1/30                        NR/NR         5,000,000          5,062,750
---------------------------------------------------------------------------------------------------------
South Orange Cnty., CA PFAU SPTX RB,
Foothill Area, Series C, FGIC Insured, 8%, 8/15/08      Aaa/AAA/AAA         1,500,000          1,892,940
---------------------------------------------------------------------------------------------------------
Southern CA Metropolitan Water District RRB,
Inverse Floater, 8.80%, 10/30/20(2)                          Aa2/AA         4,500,000          5,242,500
---------------------------------------------------------------------------------------------------------
Southern CA PPAU Transmission Project RB,
Inverse Floater, 9.89%, 7/1/12(2,5)                          Aa3/NR         4,000,000          4,250,000
---------------------------------------------------------------------------------------------------------
Southern CA Tobacco Securitization Authority RB,
Asset-Backed, Sr. Lien, Series A, 5.50%, 6/1/36             A2/A/A+         2,000,000          1,983,040
---------------------------------------------------------------------------------------------------------
Stockton, CA CFD No. 90-2 SPTX RRB,
Brookside Estates, 6.20%, 8/1/15                              NR/NR         3,750,000          3,893,475
---------------------------------------------------------------------------------------------------------
Tahoe/Truckee, CA USD REF Bonds,
School Facilities Improvement District No. 2,
MBIA Insured, 5.50%, 8/1/19                             Aaa/AAA/AAA         1,025,000          1,120,161
---------------------------------------------------------------------------------------------------------
Tejon Ranch, CA PFFAU CFD No. 1 SPTX Bonds,
Series A, 7.20%, 9/1/30                                       NR/NR         3,000,000          3,090,990
---------------------------------------------------------------------------------------------------------
Tustin, CA USD CFD No. 88-1 SPTX RB,
Prerefunded, Series B, 6.375%, 9/1/21                         NR/NR         3,500,000          4,084,815
---------------------------------------------------------------------------------------------------------
Tustin, CA USD CFD No. 97-1 SPTX RB, 6.375%, 9/1/35            NR/NR        2,000,000          2,048,140
---------------------------------------------------------------------------------------------------------
Ukiah, CA USD GOUN, FGIC Insured,
Zero Coupon, 5.54%, 8/1/19(1)                           Aaa/AAA/AAA         2,270,000            891,157
---------------------------------------------------------------------------------------------------------
University of CA Regents RB, Multiple Purpose
Projects, Prerefunded, Series A, 6.875%, 9/1/16              NR/AAA         1,950,000          2,049,567
---------------------------------------------------------------------------------------------------------
West Covina, CA COP, Queen of the Valley
Hospital, Prerefunded, 6.50%, 8/15/19                         A2/NR         1,120,000          1,262,901
                                                                                             ------------
                                                                                             505,338,368

=========================================================================================================
U.S. Possessions--7.1%
Guam PAU RB, Prerefunded, Series A, 6.625%, 10/1/14          NR/AAA         2,000,000          2,262,560
---------------------------------------------------------------------------------------------------------
PR Childrens Trust Fund Asset-Backed RB, 6%, 7/1/26        Aa3/A/A+         3,000,000          3,141,990
---------------------------------------------------------------------------------------------------------
PR CMWLTH Aqueduct & Sewer Authority RRB,
MBIA-IBC Insured, 6.25%, 7/1/13                             Aaa/AAA         1,000,000          1,173,940
---------------------------------------------------------------------------------------------------------
PR CMWLTH GOUN, Escrowed to Maturity,
MBIA Insured, Inverse Floater, 10.18%, 7/1/08(2)            Aaa/AAA         5,000,000          5,231,250
---------------------------------------------------------------------------------------------------------
PR CMWLTH Highway & Transportation RB,
Series D, 5.25%, 7/1/38(7)                                   Baa1/A         3,000,000          2,930,820

                  15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Ratings:
                                                           Moody's/         Principal       Market Value
                                                          S&P/Fitch            Amount         See Note 1
=========================================================================================================
U.S. Possessions Continued
PR HFA SFM RB, Affordable Housing Mtg.
Portfolio I, 6.25%, 4/1/29                                  Aaa/AAA       $ 2,245,000        $ 2,327,796
---------------------------------------------------------------------------------------------------------
PR Industrial, Tourist, Educational, Medical &
Environmental Control Facilities RB, Cogen Facilities
AES Puerto Rico Project, 6.625%, 6/1/26                 Baa2/NR/BBB         5,510,000          5,966,008
---------------------------------------------------------------------------------------------------------
PR Industrial, Tourist, Educational, Medical &
Environmental Control Facilities RB, Mennonite
General Hospital Project, Series A, 6.50%, 7/1/12           NR/BBB-         2,880,000          2,822,342
---------------------------------------------------------------------------------------------------------
PR Public Finance Corp. RB, CMWLTH
Appropriations, Series E, 5.50%, 8/1/29                     Baa3/A-         3,000,000          3,005,730
---------------------------------------------------------------------------------------------------------
Virgin Islands PFAU RB, Series A, 6.375%, 10/1/19           NR/BBB-         4,515,000          4,848,026
---------------------------------------------------------------------------------------------------------
Virgin Islands PFAU RB, Sub. Lien, Series E, 6%, 10/1/22      NR/NR         5,150,000          5,110,345
                                                                                            -------------
                                                                                              38,820,807
                                                                                            -------------
Total Municipal Bonds and Notes (Cost $507,355,983)                                          544,159,175

                                                Date         Strike         Contracts
=========================================================================================================
Options Purchased--0.0%
U.S. Treasury Nts. Futures, 5 yr.,
6/19/02 Put(8)(Cost $169,734)                5/22/02        103.50%              425             132,812
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $507,525,717)                                 99.1%        544,291,987
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.9           4,823,158
                                                                            -----------------------------
Net Assets                                                                     100.0%       $549,115,145
                                                                            =============================

Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

CDAU     Communities Development Authority     PFAU      Public Finance Authority
CDD      Community Development District        PFFAU     Public Facilities Finance Authority
CFD      Community Facilities District         POAU      Port Authority
CMWLTH   Commonwealth                          PPAU      Public Power Authority
COP      Certificates of Participation         PWBL      Public Works Board Lease
ED       Economic Development                  RA        Redevelopment Agency
EU       Electric Utilities                    RB        Revenue Bonds
FA       Facilities Authority                  REF       Refunding
FAU      Finance Authority                     RRB       Revenue Refunding Bonds
GOB      General Obligation Bonds              SCDAU     Statewide Communities
GOLB     General Obligation Limited Bonds                Development Authority
GORB     General Obligation Refunding Bonds    SDI       School District
GOUN     General Obligation Unlimited Nts.     SFM       Single Family Mtg.
HAU      Housing Authority                     SPAST     Special Assessment
HF       Health Facilities                     SPF       Special Facilities
HFA      Housing Finance Agency                SPTX      Special Tax
MH       Multifamily Housing                   SWD       Solid Waste Disposal
MUD      Municipal Utility District            TXAL      Tax Allocation
PAU      Power Authority                       USD       Unified School District
PCFAU    Pollution Control Finance Authority

                  16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

1. Zero-coupon bond reflects the effective yield on the date of purchase.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,004,807 or 3.64% of the Fund's net assets as of January 31, 2002.
4. Represents the current interest rate for a variable or increasing rate security.
5. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
6. Securities with an aggregate market value of $1,956,465 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
7. When-issued security to be delivered and settled after January 31, 2002.
8. Non-income-producing security.

As of January 31, 2002, securities subject to the alternative minimum tax amount to $71,295,858 or 12.98% of the Fund's net assets.

Distribution of investments by industry, as a percentage of total investments at value, is as follows:

Industry                                                  Market Value    Percent
-----------------------------------------------------------------------------------
Special Tax                                               $ 77,471,980        14.3%
Special Assessment                                          74,857,110        13.8
Electric Utilities                                          56,173,933        10.3
General Obligation                                          54,500,366        10.0
Highways/Railways                                           53,249,348         9.8
Single Family Housing                                       50,851,999         9.4
Municipal Leases                                            44,637,804         8.2
Marine/Aviation Facilities                                  27,400,305         5.0
Hospital/Healthcare                                         22,256,575         4.1
Water Utilities                                             18,705,887         3.4
Sales Tax Revenue                                           14,177,631         2.6
Higher Education                                            10,130,470         1.9
Not-for-Profit Organization                                  8,961,510         1.7
Adult Living Facilities                                      8,347,923         1.5
Education                                                    7,802,826         1.4
Sewer Utilities                                              7,195,737         1.3
Resource Recovery                                            3,488,192         0.6
Pollution Control                                            2,949,450         0.5
Multifamily Housing                                          1,000,129         0.2
Options                                                        132,812         0.0
                                                         ==========================
Total                                                    $544,291,987        100.0%
                                                         ==========================

See accompanying Notes to Financial Statements.

                  17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

January 31,2002
=================================================================================================
Assets

Investments, at value (cost $507,525,717)--see accompanying statement              $544,291,987
------------------------------------------------------------------------------------------------
Cash                                                                                  1,299,606
------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                              8,159,763
Shares of beneficial interest sold                                                      628,255
Daily variation on futures contracts                                                     24,000
Other                                                                                     8,784
                                                                                   ------------
Total assets                                                                        554,412,395

================================================================================================
Liabilities

Payables and other liabilities:
Investments purchased on a when-issued basis                                          2,891,490
Dividends                                                                             1,475,953
Shares of beneficial interest redeemed                                                  688,053
Distribution and service plan fees                                                      114,811
Trustees' compensation                                                                   92,938
Shareholder reports                                                                      27,580
Transfer and shareholder servicing agent fees                                               503
Other                                                                                     5,922
                                                                                   -------------
Total liabilities                                                                     5,297,250

================================================================================================
Net Assets                                                                         $549,115,145
                                                                                   =============

================================================================================================
Composition of Net Assets

Paid-in capital                                                                    $539,516,190
------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                  (837,880)
------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                     (26,357,935)
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                            36,794,770
                                                                                   -------------
Net Assets                                                                         $549,115,145
                                                                                   =============

================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$393,476,882 and 37,645,589 shares of beneficial interest outstanding)                   $10.45
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                              $10.97
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $133,772,248
and 12,791,217 shares of beneficial interest outstanding)                                $10.46
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,866,015
and 2,095,111 shares of beneficial interest outstanding)                                 $10.44

See accompanying Notes to Financial Statements.

                  18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended January 31, 2002
===============================================================================================
Investment Income

Interest                                                                           $16,533,847

===============================================================================================
Expenses

Management fees                                                                      1,515,925
-----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                487,398
Class B                                                                                689,511
Class C                                                                                104,055
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                          136,356
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             28,027
-----------------------------------------------------------------------------------------------
Other                                                                                   40,082
                                                                                   ------------
Total expenses                                                                       3,001,354
Less reduction to custodian expenses                                                    (5,231)
                                                                                   ------------
Net expenses                                                                         2,996,123

===============================================================================================
Net Investment Income                                                               13,537,724

===============================================================================================
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments                                                                           (601,251)
Closing of futures contracts                                                          (773,204)
                                                                                   ------------
Net realized gain (loss)                                                            (1,374,455)

-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                 (1,148,913)
                                                                                   ------------
Net realized and unrealized gain (loss)                                             (2,523,368)

===============================================================================================
Net Increase in Net Assets Resulting from Operations                               $11,014,356
                                                                                   ============

See accompanying Notes to Financial Statements.

                  19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Six Months                      Year
                                                                                           Ended                     Ended
                                                                                January 31, 2002                  July 31,
                                                                                     (Unaudited)                      2001
============================================================================================================================
Operations

Net investment income (loss)                                                        $ 13,537,724              $ 23,599,756
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              (1,374,455)                 (374,255)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                  (1,148,913)               23,394,405
                                                                                    ----------------------------------------
Net increase (decrease) in net assets resulting from operations                       11,014,356                46,619,906

============================================================================================================================
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                                               (9,977,280)              (17,599,604)
Class B                                                                               (2,866,613)               (5,463,506)
Class C                                                                                 (434,805)                 (628,592)

============================================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                                7,647,534               100,609,085
Class B                                                                               (3,008,732)               25,967,255
Class C                                                                                3,941,079                 4,749,300

============================================================================================================================
Net Assets

Total increase                                                                         6,315,539               154,253,844
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  542,799,606               388,545,762
                                                                                    ----------------------------------------
End of period [including undistributed (overdistributed)
net investment income of $(837,880) and $(1,096,906),respectively]                  $549,115,145              $542,799,606
                                                                                    ========================================

See accompanying Notes to Financial Statements.

                  20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

                                                Six Months                                                  Year
                                                     Ended                                                 Ended
                                          January 31, 2002                                              July 31,
Class A                                        (Unaudited)      2001       2000       1999       1998       1997
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period               $10.49     $10.11     $10.57     $10.92     $10.94     $10.39
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .27        .54        .53        .53        .54        .58
Net realized and unrealized gain (loss)              (.05)       .37       (.46)      (.35)       .06        .54
                                                   -----------------------------------------------------------------
Total income (loss) from investment
operations                                            .22        .91        .07        .18        .60       1.12
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.26)      (.53)      (.53)      (.53)      (.54)      (.57)
Distributions from net realized gain                   --         --         --         --       (.08)        --
                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.26)      (.53)      (.53)      (.53)      (.62)      (.57)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.45     $10.49     $10.11     $10.57     $10.92     $10.94
                                                   =================================================================

====================================================================================================================
Total Return, at Net Asset Value(1)                  2.13%      9.17%      0.86%      1.59%      5.66%     11.11%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)         $393,477   $387,388   $270,494   $316,363   $300,717   $298,162
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $399,756   $344,808   $283,025   $314,094   $297,372   $289,439
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                5.03%      5.08%      5.34%      4.79%      4.91%      5.49%
Expenses                                             0.85%      0.88%      0.91%      0.91%      0.92%(3)   0.94%(3)
Expenses, net of reduction to
custodian expenses and/or
voluntary waiver of expenses                         N/A        0.87%      N/A        N/A        N/A        N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%        20%        48%        35%        31%        31%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                  21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued

                                                Six Months                                                  Year
                                                     Ended                                                 Ended
                                          January 31, 2002                                              July 31,
Class B                                         (Unaudited)     2001       2000       1999       1998       1997
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period               $10.50     $10.11     $10.57     $10.92     $10.94     $10.39
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .23        .46        .45        .45        .46        .49
Net realized and unrealized gain (loss)              (.05)       .38       (.45)      (.35)       .06        .55
                                                   -----------------------------------------------------------------
Total income (loss) from investment
operations                                            .18        .84         --        .10        .52       1.04
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.22)      (.45)      (.46)      (.45)      (.46)      (.49)
Distributions from net realized gain                   --         --         --         --       (.08)        --
                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.22)      (.45)      (.46)      (.45)      (.54)      (.49)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.46     $10.50     $10.11     $10.57     $10.92     $10.94
                                                   =================================================================

====================================================================================================================
Total Return, at Net Asset Value(1)                  1.73%      8.46%      0.10%      0.82%      4.86%     10.27%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)         $133,772   $137,307   $105,393   $132,763   $115,444    $82,474
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $136,760   $126,060   $113,936   $129,538   $ 99,266    $65,192
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                4.27%      4.33%      4.57%      4.03%      4.21%      4.70%
Expenses                                             1.61%      1.63%      1.67%      1.67%      1.67%(3)   1.70%(3)
Expenses, net of reduction to
custodian expenses and/or
voluntary waiver of expenses                         N/A        1.62%      N/A        N/A        N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%        20%        48%        35%        31%        31%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                  22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                Six Months                                                  Year
                                                     Ended                                                 Ended
                                          January 31, 2002                                              July 31,
Class C                                         (Unaudited)     2001       2000       1999       1998       1997
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period               $10.48     $10.09     $10.55     $10.91     $10.93     $10.38
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .23        .46        .45        .45        .46        .49
Net realized and unrealized gain (loss)              (.05)       .38       (.45)      (.36)       .06        .55
                                                   -----------------------------------------------------------------
Total income (loss) from investment
operations                                            .18        .84         --        .09        .52       1.04
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.22)      (.45)      (.46)      (.45)      (.46)      (.49)
Distributions from net realized gain                   --         --         --         --       (.08)        --
                                                   -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.22)      (.45)      (.46)      (.45)      (.54)      (.49)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.44     $10.48     $10.09     $10.55     $10.91     $10.93
                                                   =================================================================

====================================================================================================================
Total Return, at Net Asset Value(1)                  1.74%      8.48%      0.10%      0.73%      4.87%     10.26%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)          $21,866    $18,105    $12,659    $16,864    $11,340    $ 5,969
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $20,663    $14,489    $14,424    $14,672    $ 8,614    $ 3,869
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                4.29%      4.32%      4.58%      4.03%      4.24%      4.66%
Expenses                                             1.61%      1.63%      1.67%      1.67%      1.66%(3)   1.70%(3)
Expenses, net of reduction to
custodian expenses and/or
voluntary waiver of expenses                         N/A        1.62%      N/A        N/A        N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%        20%        48%        35%        31%        31%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                  23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

===============================================================================
1. Significant Accounting Policies
Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, a nondiversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2002, the Fund had entered into net outstanding when-issued commitments of $2,891,490.

                  24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

-------------------------------------------------------------------------------
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $52,733,671 as of January 31, 2002. Including the effect of leverage, inverse floaters represent 9.51% of the Fund's total assets as of January 31, 2002.
-------------------------------------------------------------------------------
Security Credit Risk. There are certain risks arising from geographic concentration in any state. Certain revenue or tax-related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of January 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $29,917,911. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of July 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                  Expiring
                  -----------------------------------
                      2006                $   649,809
                      2008                  4,150,343
                      2008(1)               1,001,388
                      2008(1)               3,309,355
                      2009                 19,418,684
                                          -----------
                      Total               $28,529,579
                                          ===========

1. The capital loss carryover was acquired in connection with the Oppenheimer Main Street California Municipal Fund merger.

                  25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
1. Significant Accounting Policies Continued
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2002, the Fund's projected benefit obligations were increased by $5,784 and payments of $7,654 were made to retired trustees, resulting in an accumulated liability of $90,659 as of January 31, 2002.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
-------------------------------------------------------------------------------
Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                  26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

===============================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               Six Months Ended January 31, 2002                Year Ended July 31, 2001
                                     Shares              Amount              Shares              Amount
---------------------------------------------------------------------------------------------------------
Class A
Sold                              4,782,096        $ 50,669,661           4,974,826        $ 47,077,485
Dividends and/or
distributions reinvested            512,023           5,423,740             916,212           9,522,552
Acquisition--Note 8                      --                  --           9,572,831          99,078,796
Redeemed                         (4,570,332)        (48,445,867)         (5,302,401)        (55,069,748)
                                -------------------------------------------------------------------------
Net increase (decrease)             723,787        $  7,647,534          10,161,468        $100,609,085
                                =========================================================================

---------------------------------------------------------------------------------------------------------
Class B
Sold                                938,497        $  9,951,039           2,227,132        $ 21,577,462
Dividends and/or
distributions reinvested            158,242           1,677,584             307,359           3,194,846
Acquisition--Note 8                      --                  --           2,673,404          27,696,468
Redeemed                         (1,385,573)        (14,637,355)         (2,550,931)        (26,501,521)
                                -------------------------------------------------------------------------
Net increase (decrease)            (288,834)       $ (3,008,732)          2,656,964        $ 25,967,255
                                =========================================================================

---------------------------------------------------------------------------------------------------------
Class C
Sold                                606,441        $  6,421,553             731,737        $  7,413,463
Dividends and/or
distributions reinvested             23,848             252,130              34,114             353,544
Redeemed                           (263,231)         (2,732,604)           (291,949)         (3,017,707)
                                -------------------------------------------------------------------------
Net increase (decrease)             367,058        $  3,941,079             473,902        $  4,749,300
                                =========================================================================

===============================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2002, were $37,518,332 and $26,629,891, respectively.

===============================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million and 0.35% of average annual net assets over $1 billion. Effective January 1, 2000, the Manager has voluntarily undertaken to limit its manangement fees to a maximum annual rate of 0.55% of average annual net assets for each class of shares. The Manager can withdraw that waiver at any time. The Fund's management fee for the six months ended January 31, 2002, was an annualized rate of 0.54%.

                  27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

==============================================================================
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
-------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's
Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate         Class A     Concessions     Concessions      Concessions
                        Front-End       Front-End      on Class A      on Class B       on Class C
                    Sales Charges   Sales Charges          Shares          Shares           Shares
                       on Class A     Retained by     Advanced by     Advanced by      Advanced by
Six Months Ended           Shares     Distributor     Distributor(1)  Distributor(1)   Distributor(1)
-----------------------------------------------------------------------------------------------------
January 31, 2002        $317,502          $59,093         $22,774        $278,016          $54,555

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                      Class A                      Class B                        Class C
                          Contingent Deferred          Contingent Deferred            Contingent Deferred
                                Sales Charges                Sales Charges                  Sales Charges
Six Months Ended      Retained by Distributor      Retained by Distributor        Retained by Distributor
----------------------------------------------------------------------------------------------------------
January 31, 2002                      $10,426                     $116,997                         $1,649

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
-------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2002, payments under the Class A plan totaled $487,398, all of which were paid by the Distributor to recipients, and included $16,787 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

                  28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

-------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended January 31, 2002, were as follows:

                                                                                        Distributor's
                                                                   Distributor's            Aggregate
                                                                       Aggregate         Unreimbursed
                                                                    Unreimbursed        Expenses as %
                           Total Payments       Amount Retained         Expenses        of Net Assets
                               Under Plan        by Distributor       Under Plan             of Class
-------------------------------------------------------------------------------------------------------
Class B Plan                     $689,511              $535,897       $3,778,818                 2.82%
Class C Plan                      104,055                40,882          359,963                 1.65

===============================================================================
5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

                  29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
5. Futures Contracts Continued
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                                                 Unrealized
                             Expiration         Number of          Valuation as of             Appreciation
Contract Description               Date         Contracts         January 31, 2002            (Depreciation)
-------------------------------------------------------------------------------------------------------------
Contracts to Sell
U.S. Treasury Nts., 10 yr.      3/19/02                96              $10,164,000                  $28,500

===============================================================================
6. Illiquid Securities
As of January 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2002, was $12,583,780, which represents 2.29% of the Fund's net assets.

                  30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

===============================================================================
7. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended or at January 31, 2002.

===============================================================================
8. Acquisition of Oppenheimer Main Street(R) California Municipal Fund
On December 8, 2000, the Fund acquired all of the net assets of Oppenheimer Main Street California Municipal Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Main Street California Municipal
Fund shareholders on February 29, 2000. The Fund issued (at an exchange ratio of 1.190268 for Class A and 1.187776 for Class B of the Fund to one share of Oppenheimer California Municipal Fund) 9,572,831 and 2,673,404, shares of beneficial interest for Class A and Class B, respectively, valued at $99,078,796 and $27,696,468 in exchange for the net assets, resulting in combined Class A net assets of $378,820,970, Class B net assets of $134,878,021 and Class C net assets of $14,079,666 on December 8, 2000. The net assets acquired included net unrealized appreciation of $6,378,401 and unused capital loss carryover of $6,785,477 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                  31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

===============================================================================
Officers and Trustees              Leon Levy, Chairman of the Board of Trustees
                                   Donald W. Spiro, Vice Chairman of the Board of Trustees
                                   John V. Murphy, President
                                   Robert G. Galli, Trustee
                                   Phillip A. Griffiths, Trustee
                                   Benjamin Lipstein, Trustee
                                   Elizabeth B. Moynihan, Trustee
                                   Kenneth A. Randall, Trustee
                                   Edward V. Regan, Trustee
                                   Russell S. Reynolds, Jr., Trustee
                                   Clayton K. Yeutter, Trustee
                                   Merrell Hora, Vice President
                                   Jerry A. Webman, Vice President
                                   Robert G. Zack, Secretary
                                   Brian W. Wixted, Treasurer
                                   Robert J. Bishop, Assistant Treasurer
                                   Scott T. Farrar, Assistant Treasurer
                                   Katherine P. Feld, Assistant Secretary
                                   Kathleen T. Ives, Assistant Secretary
                                   Denis R. Molleur, Assistant Secretary

===============================================================================
Investment Advisor                 OppenheimerFunds, Inc.

===============================================================================
Distributor                        OppenheimerFunds Distributor, Inc.

===============================================================================
Transfer and Shareholder           OppenheimerFunds Services
Servicing Agent

===============================================================================
Custodian of                       Citibank, N.A.
Portfolio Securities

===============================================================================
Independent Auditors               KPMG LLP

===============================================================================
Legal Counsel                      Mayer, Brown, Rowe and Maw

                                   The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                   Oppenheimer funds are distributed by
                                   OppenheimerFunds Distributor, Inc. 498
                                   Seventh Avenue, New York, NY 10018

                                   [C]Copyright 2002 OppenheimerFunds,
                                   Inc. All rights reserved.

                  32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

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                  RS0790.001.0102 April 1, 2002